Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,400.00
Previously Paid Amount	0.00
Total Fee Amount	10.83
Total Offset Amount	0.00
Net Fee	$ 10.83